Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred tax assets:
Net loss carryforward	¥ 22,229,252	$ 3,406,782	¥ 15,741,149
Deferred revenue	132,881,621	20,365,000	146,046,006
Deferred rent	7,499,776	1,149,391	5,683,389
Bad debt expenses	7,622,390	1,168,182	5,268,134
Accrued expenses	15,971,223	2,447,697	7,368,561
Unrealised losses from equity securities	5,213,960	799,074
Valuation allowance	(24,186,707)	(3,706,775)	(19,619,046)
Total deferred tax assets	167,231,515	25,629,351	160,488,193
Deferred tax liabilities:
Depreciation of property and equipment	(3,990,387)	(611,554)	(3,864,132)
Unrealized gains from equity securities	(805,803)	(123,495)	(4,304,431)
Intangible assets arising from acquisition	(141,587,024)	(21,699,161)	(143,943,382)
Withholding tax on PRC earnings to be distributed	(43,191,602)	(6,619,402)	(43,191,602)
Total deferred tax liabilities	¥ (189,574,816)	$ (29,053,612)	¥ (195,303,547)